Parent Company Information - Summary of Condensed Statements Of Cash Flows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Operating activities
Net income	₩ 4,173,239	$ 3,311,621	₩ 4,384,381	₩ 3,515,578
Reconciliation of net income to net cash provided by operating activities:
Net cash inflow (outflow) from operating activities	5,686,084	4,512,120	(2,025,390)	(8,410,972)
Investing activities
Other investing activities, net	(21,456)	(17,026)	75,105	142,961
Net cash outflow from investing activities	(20,285,715)	(16,097,474)	(3,856,014)	(10,988,410)
Financing activities
Increases in debentures	107,607,314	85,390,432	121,767,039	119,705,016
Issuance of hybrid securities	1,596,030	1,266,510	1,142,233	1,296,783
Net cash inflow from financing activities	15,318,243	12,155,599	10,821,398	25,262,276
Net increase (decrease) in cash and cash equivalents	889,251	705,654	5,181,538	5,601,229
Increase in beginning balance of cash and cash equivalents	25,273,273	20,055,288	20,091,735	14,490,506
Increase in ending balance of cash and cash equivalents	26,162,524	$ 20,760,942	25,273,273	20,091,735
Parent Company
Operating activities
Net income	1,684,512		1,438,866	1,379,415
Reconciliation of net income to net cash provided by operating activities:
Other operating activities, net	7,807		(92,785)	9,930
Net cash inflow (outflow) from operating activities	1,692,319		1,346,081	1,389,345
Investing activities
Net payments to subsidiaries			(219,268)	(2,347,543)
Other investing activities, net	(1,409,500)		(39,477)	(146,477)
Net cash outflow from investing activities	(1,409,500)		(258,745)	(2,494,020)
Financing activities
Net increase (decrease) in borrowings			(100,000)	100,000
Increases in debentures	498,898		389,405	1,537,091
Repayments of debentures and lease liabilities	(1,100,584)		(970,535)	(940,610)
Issuance of hybrid securities	1,596,000		1,142,203	1,296,693
Cash dividends paid	(1,564,153)		(1,053,417)	(883,952)
Net cash inflow from financing activities	(569,839)		(592,344)	1,109,222
Net increase (decrease) in cash and cash equivalents	(287,020)		494,992	4,547
Increase in beginning balance of cash and cash equivalents	518,073		23,081	18,534
Increase in ending balance of cash and cash equivalents	₩ 231,053		₩ 518,073	₩ 23,081